SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 16, 2020 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Cash on hand		$ 7,568,537
Operating lease right-of-use asset		2,189,390	$ 2,328,950	$ 2,813,186
Operating lease liabilities		$ 2,385,842
Common Stock Shares Outstanding | shares		305,451,498	305,451,498	305,451,498
Amount Due From Related Party		$ 36,083	$ 3,603,402	$ 0
Amount Due From Third Party			$ 5,627,463
Common Stock Shares Issued | shares		305,451,498	305,451,498	305,451,498
Receivables From Related Party			$ 3,603,402	$ 0
Common Stock Value | $ / shares		$ 0.00	$ 0.00	$ 0.00
Monthly Rent	$ 63,000
Lease Expense	$ 3,516,627
Tax Benefit Rate			50.00%
Remaining Terms			3 years
Account Receivables		$ 958,797	$ 5,627,463	$ 2,609,520
Two Main Customers [Member]
Accounts Receivable From Customers			9,230,865
Third Party Customers [Member]
Account Receivables			$ 5,627,463	$ 2,609,520
Sotware developments [Member]
Intangible assets, estimated useful lives		5 years	5 years
Intangible Assets, Amortization Method			straight line basis
RMB [Member]
Comprehensive income (loss)		$ 1	$ 1
Exchange rate		6.34	6.36	6.53
Average exchange rate		6.34	6.44	6.84